BONDS	12 Months Ended
Mar. 31, 2025
Disclosure Bonds Abstract
BONDS

NOTE 9 – BONDS

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of March 31, 2025	Balance as of March 31, 2024
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥20,000	¥52,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	10,000	30,000
Aggregate outstanding principal balances					30,000	82,000
Less: unamortized bond issuance costs					(1,380)	(4,110)
Less: current portion					(28,620)	(49,270)
Non-current portion					¥-	¥28,620

Interest expenses for corporate bonds were ¥2,868 thousand, ¥2,991 thousand and ¥3,780 thousand for the years ended March 31, 2025, 2024 and 2023, respectively.